Balances and Transactions with Related Parties (Details) - Schedule of consolidated balance sheets - Balances and Transactions With Related Parties [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Current Liabilities - Accounts payable trade	$ 113	$ 275
Current Liabilities - Accrued expenses	$ 99	$ 115